Capital and Operating Lease Commitments - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Feb. 28, 2013	Sep. 30, 2002	Dec. 31, 2012	Dec. 31, 2011
Total			$ 457	$ 457
Expected Future Contract Payments	$ 0	$ 100